MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: max.berueffy@protective.com

September 2, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Initial Registration Statement on Form N-4 for
Protective Variable Annuity Separate Account
Protective Life Insurance Company

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account (the “Separate Account”), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-4 for certain individual flexible premium deferred variable annuity contracts (the “Contracts”).  The Contracts will be issued through the Separate Account, which is registered with the Commission under the Investment Company Act of 1940, as amended.  Financial statements, any exhibits not included herein, and certain other information will be added by pre-effective amendment.

If you have any questions or comments, please call the undersigned at (800) 627-0220.

Very truly yours,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

Enclosures

cc:	Elisabeth M. Bentzinger
Sutherland Asbill & Brennan